UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2010

1.805742.106

CAS-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
	9/7/10	0.29% (e)	$ 181,000	$ 181,000
Certificates of Deposit - 49.9%

London Branch, Eurodollar, Foreign Banks - 18.5%
Bank of Montreal
	9/7/10 to 10/12/10	0.42 to 0.50	590,000	590,001
Commerzbank AG
	11/16/10 to 11/29/10	0.46 to 0.50	1,893,000	1,893,044
Commonwealth Bank of Australia
	9/24/10	0.50	201,000	201,000
Credit Agricole SA
	9/1/10 to 1/4/11	0.36 to 0.60 (e)	3,379,000	3,379,000
Credit Industriel et Commercial
	9/1/10 to 12/1/10	0.42 to 0.60	3,536,000	3,536,000
Danske Bank AS
	9/1/10 to 9/14/10	0.43 to 0.58	1,275,000	1,275,000
HSBC Bank PLC
	11/22/10 to 12/21/10	0.58 to 0.72	1,015,000	1,015,000
HSBC Bank PLC London Branch
	9/7/10 to 8/29/11	0.37 to 0.70	1,988,000	1,988,000
ING Bank NV
	9/14/10 to 11/17/10	0.39 to 0.51	3,549,000	3,549,000
Landesbank Hessen-Thuringen
	9/15/10 to 10/12/10	0.49 to 0.68	2,012,000	2,012,000
National Australia Bank Ltd.
	9/30/10 to 12/31/10	0.32 to 0.45	2,378,000	2,378,003
Societe Generale
	11/19/10	0.35	750,000	750,000
				22,566,048
New York Branch, Yankee Dollar, Foreign Banks - 31.4%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	9/7/10 to 9/27/10	0.36 to 0.46 (e)	881,000	881,000
Banco Santander SA
	9/7/10	0.43	386,000	386,000
Bank of Montreal
	9/17/10 to 9/27/10	0.29 to 0.41 (e)	626,000	626,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Nova Scotia
	9/7/10 to 2/14/11	0.26 to 0.45% (e)	$ 2,211,000	$ 2,211,000
Bank of Tokyo-Mitsubishi
	9/17/10 to 2/9/11	0.40 to 0.62	2,932,000	2,932,000
Barclays Bank PLC New York Branch
	10/18/10	0.48	1,250,000	1,250,000
	9/8/10	0.45 (e)	570,000	570,000
BNP Paribas New York Branch
	9/15/10 to 2/22/11	0.42 to 0.52	5,372,000	5,371,998
Canadian Imperial Bank of Commerce New York Branch
	9/1/10 to 9/17/10	0.30 to 0.47 (e)	2,443,000	2,443,010
Commerzbank AG New York Branch
	9/1/10 to 9/21/10	0.41 to 0.49 (e)	1,190,000	1,190,000
Credit Agricole CIB
	12/9/10	0.50	1,017,000	1,017,000
Credit Industriel et Commercial
	9/9/10	0.60	346,000	346,000
DnB NOR Bank ASA
	2/7/11	0.40	125,000	125,000
DZ Bank
	10/12/10	0.50	770,000	770,000
Intesa Sanpaolo SpA New York Branch
	9/23/10	0.31 (e)	205,000	205,000
Natexis Banques Populaires New York Branch
	11/1/10	0.45	650,000	650,000
Natixis New York Branch
	9/7/10 to 9/30/10	0.43 to 2.04 (e)	2,980,000	2,980,000
Nordea Bank Finland PLC
	9/7/10	0.51	52,000	52,000
Rabobank Nederland
	9/7/10 to 9/30/10	0.26 to 0.50 (e)	2,785,000	2,785,000
Rabobank Nederland New York Branch
	9/3/10 to 2/7/11	0.26 to 0.40 (e)	2,138,000	2,138,001
Royal Bank of Canada
	10/1/10	0.85 (e)	900,000	900,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada New York Branch
	9/13/10 to 9/29/10	0.26 to 0.29% (e)	$ 418,000	$ 418,000
Royal Bank of Scotland PLC Connecticut Branch
	9/9/10 to 10/14/10	0.50 to 0.55	2,573,000	2,573,000
Skandinaviska Enskilda Banken New York Branch
	10/13/10	0.37	587,000	587,000
Societe Generale
	9/1/10 to 11/5/10	0.34 to 1.33 (e)	848,000	848,000
Sumitomo Mitsui Banking Corp.
	10/7/10	0.30	382,000	382,000
Svenska Handelsbanken New York
	9/15/10 to 12/1/10	0.27 to 0.54	1,478,000	1,478,002
Toronto-Dominion Bank
	9/7/10 to 9/29/10	0.26 to 0.30 (e)	254,000	254,000
Toronto-Dominion Bank New York Branch
	9/7/10 to 12/20/10	0.29 to 0.50 (e)	1,236,000	1,236,000
UBS AG
	11/5/10	0.59	851,000	851,000
				38,456,011
TOTAL CERTIFICATES OF DEPOSIT				61,022,059
Commercial Paper - 17.3%

Abbott Laboratories
	10/26/10	0.57 (e)	582,000	582,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	9/20/10 to 10/1/10	0.35	341,000	340,921
Commerzbank U.S. Finance, Inc.
	9/15/10 to 10/6/10	0.42 to 0.50	2,072,000	2,071,323
Commonwealth Bank of Australia
	12/2/10	0.35 (e)	187,000	187,000
	9/7/10 to 12/2/10	0.27 to 0.58 (e)	574,000	573,810
Credit Suisse New York Branch
	9/3/10 to 9/7/10	0.50	975,000	974,959
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
CVS Caremark Corp.
	9/1/10	0.46% (e)	$ 372,000	$ 372,000
Dakota Notes (Citibank Credit Card Issuance Trust)
	10/4/10 to 10/5/10	0.53	223,000	222,889
Danske Corp.
	11/5/10 to 11/12/10	0.33 to 0.40	867,000	866,437
DnB NOR Bank ASA
	9/1/10 to 2/7/11	0.31 to 0.62 (e)	1,375,000	1,374,146
Groupe BPCE
	11/17/10 to 11/22/10	0.42 to 0.43	592,000	591,428
Hannover Funding Co. LLC
	9/1/10 to 9/27/10	0.42 to 0.55	599,000	598,908
Intesa Funding LLC
	9/9/10 to 9/16/10	0.30 to 0.35	504,501	504,459
Irish Republic
	9/2/10 to 9/7/10	0.59 to 0.62	925,000	924,949
Landesbank Baden-Wuert
	9/20/10	0.42	900,000	899,801
Landesbank Hessen-Thuringen
	9/13/10 to 10/6/10	0.40 to 0.52	735,000	734,719
Natexis Banques Populaires U.S. Finance Co. LLC
	9/20/10	0.50	766,000	765,798
Nationwide Building Society
	11/19/10	0.40	152,000	151,867
Nordea North America, Inc.
	9/3/10 to 3/1/11	0.35 to 0.60	1,681,000	1,678,832
Novartis Finance Corp.
	1/18/11 to 2/23/11	0.30 to 0.36	434,000	433,359
Rabobank USA Financial Corp.
	9/8/10	0.50	425,000	424,959
Royal Bank of Scotland PLC
	10/14/10	0.55	380,000	379,750
Santander Finance, Inc.
	9/27/10	0.36	506,000	505,870
Skandinaviska Enskilda Banken AB
	9/2/10 to 11/4/10	0.35 to 0.45	885,000	884,715
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Sumitomo Trust & Banking Co. Ltd. New York Branch
	11/29/10	0.35%	$ 187,000	$ 186,838
Svenska Handelsbanken, Inc.
	9/10/10	0.50	179,000	178,978
Toronto Dominion Holdings (USA)
	10/28/10	0.40	200,000	199,873
UBS Finance, Inc.
	11/5/10	0.59	50,000	49,947
UniCredito Italiano Bank (Ireland) PLC
	9/1/10 to 10/5/10	0.42 to 0.55	1,731,000	1,730,608
Westpac Banking Corp.
	9/16/10 to 10/20/10	0.33 to 0.52 (e)	1,801,000	1,801,000
TOTAL COMMERCIAL PAPER				21,192,143
U.S. Government and Government Agency Obligations - 1.5%

Other Government Related - 1.5%
Bank of America NA (FDIC Guaranteed)
	9/13/10	0.57 (d)(e)	585,000	585,000
Citibank NA (FDIC Guaranteed)
	9/30/10	0.58 (d)(e)	50,000	50,000
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (d)	176,000	177,225
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
	10/21/10 to 11/12/10	0.27 to 0.30 (c)	1,031,438	1,031,003
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				1,843,228
Federal Agencies - 1.6%

Federal Home Loan Bank - 1.6%
	9/15/10 to 11/24/10	0.20 to 0.52 (e)	1,914,500	1,913,802
U.S. Treasury Obligations - 3.8%

U.S. Treasury Bills - 3.8%
	9/23/10 to 12/16/10	0.26 to 0.45	4,637,000	4,634,634
Medium-Term Notes - 6.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Berkshire Hathaway, Inc.
	11/10/10	0.39% (e)	$ 110,000	$ 110,000
BNP Paribas SA
	11/15/10	0.63 (e)	696,000	696,000
BP Capital Markets PLC
	9/11/10	0.67 (e)	391,705	391,705
Commonwealth Bank of Australia
	9/7/10 to 9/14/10	0.33 to 0.35 (b)(e)	1,607,000	1,607,000
Metropolitan Life Global Funding I
	10/1/10	1.68 (b)(e)	217,500	217,500
Metropolitan Life Insurance Co.
	10/1/10	0.88 (e)(h)	175,000	175,000
Royal Bank of Canada
	9/15/10 to 10/1/10	0.53 to 0.72 (b)(e)	2,050,000	2,050,000
Westpac Banking Corp.
	9/23/10 to 11/12/10	0.29 to 0.54 (b)(e)	2,228,000	2,228,000
TOTAL MEDIUM-TERM NOTES				7,475,205
Municipal Securities - 0.6%

Arizona Health Facilities Auth. Rev. Series 2008 B, VRDN
9/7/10	0.27 (e)	26,300		26,300
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Series 2010 A, VRDN
9/7/10	0.31 (e)	50,000		50,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Series A, VRDN
9/7/10	0.30 (e)(f)	25,200		25,200
Houston Util. Sys. Rev. Series 2004 B1, VRDN
9/7/10	0.31 (e)	37,300		37,300
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Series A, VRDN
9/7/10	0.28 (e)(f)	30,400		30,400
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2008 B, VRDN
9/7/10	0.31 (e)	40,400		40,400
Michigan Hosp. Fin. Auth. Rev. Series 2007, VRDN
9/7/10	0.28 (e)	50,000		50,000
Nassau County Indl. Dev. Agcy. Series 2007 C, VRDN
9/7/10	0.31 (e)	27,200		27,200
New York City Gen. Oblig. Series 2004 H6, VRDN
9/7/10	0.28 (e)	30,880		30,880
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. Series 1997 A, VRDN
9/7/10	0.28% (e)(f)	$ 56,700		$ 56,700
New York Hsg. Fin. Agcy. Rev. Series 1999 A, VRDN
9/7/10	0.28 (e)(f)	52,850		52,850
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
9/7/10	0.28 (e)(f)	58,000		58,000
New York Hsg. Fin. Agcy. Rev. Series 2006 A, VRDN
9/7/10	0.28 (e)(f)	34,000		34,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, VRDN
9/7/10	0.29 (e)(f)	14,000		14,000
Red River Ed. Fin. Corp. Ed. Rev. Series 2000, VRDN
9/7/10	0.24 (e)	25,600		25,600
Riverside Elec. Rev. Series 2008 B, VRDN
9/7/10	0.30 (e)	56,725		56,725
Simi Valley Multi-family Hsg. Rev. Series A, VRDN
9/7/10	0.29 (e)(f)	12,500		12,500
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, VRDN
9/7/10	0.27 (e)	52,880		52,880
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, VRDN
9/7/10	0.29 (e)	10,100		10,100
TOTAL MUNICIPAL SECURITIES			691,035
Repurchase Agreements - 20.5%
	Maturity Amount (000s)
In a joint trading account at 0.26% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 7,586,895	7,586,841
With:
Banc of America Securities LLC at 0.73%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $2,511,262,708, 0%- 10.89%, 9/1/10 - 9/20/56)	2,342,047	2,342,000
Barclays Capital, Inc. at:
0.35%, dated 8/31/10 due 9/1/10 (Collateralized by Commercial Paper Obligations valued at $17,510,171, 11/9/10)	17,000	17,000
0.4%, dated 8/10/10 due 9/9/10 (Collateralized by Mortgage Loan Obligations valued at $102,613,767, 0.44%- 7.87%, 11/18/29 - 2/26/47)	96,032	96,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.5%, dated 8/16/10 due 9/16/10 (Collateralized by Equity Securities valued at $311,109,129)	$ 288,124	$ 288,000
0.55%, dated 8/16/10 due 9/16/10 (Collateralized by Corporate Obligations valued at $83,180,328, 6.75%, 4/3/18)	77,036	77,000
0.75%, dated 8/10/10 due 10/12/10 (Collateralized by Mortgage Loan Obligations valued at $204,929,704, 0.45% - 5.92%, 4/15/36 - 6/11/50)	194,255	194,000
1%, dated 8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $412,320,932, 0.41% - 6.09%, 11/25/36 - 11/25/46)	387,893	384,000
0.53%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at:
$108,698,056, 7%, 5/1/16)	100,001	100,000
$323,308,304, 1.78% - 9.5%, 12/12/11 - 2/5/25)	300,004	300,000
BNP Paribas Securities Corp. at 0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $22,050,221, 8.25%, 1/20/34)	21,000	21,000
Credit Suisse Securities (USA) LLC at:
0.31%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations valued at $33,994,177, 0% - 12.13%, 9/20/10 - 4/25/40)	33,000	33,000
0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $2,332,888,713)	1,980,020	1,980,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $1,030,303,020, 2.31% - 9.5%, 10/1/10 - 10/20/58)	1,010,606	1,010,000
0.45%, dated:
8/4/10 due 9/7/10 (Collateralized by Corporate Obligations valued at $207,301,017, 0%- 12.25%, 9/12/10 - 12/10/49)	192,082	192,000
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $103,606,259, 0.41%- 11.13%, 12/15/10 - 8/30/45)	96,109	96,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $102,619,359, 0.41%- 13.5%, 8/1/11 - 9/25/37)	95,109	95,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $205,205,131, 0%- 14%, 5/10/11 - 11/20/48)	190,216	190,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.48%, dated 8/10/10 due 9/10/10 (Collateralized by Corporate Obligations valued at:
$42,684,810, 5%, 12/1/14)	$ 39,016	$ 39,000
$82,948,110, 0%- 4.75%, 2/1/11 - 1/1/49)	77,032	77,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Corporate Obligations valued at $212,145,005, 0%- 14%, 9/12/10 - 6/1/56)	197,246	197,000
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $106,910,217, 0%- 12.75%, 8/1/11 - 6/1/56)	99,124	99,000
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $209,985,753, 0%- 11.5%, 3/15/11 - 12/10/49)	195,244	195,000
7/27/10 due 10/25/10 (Collateralized by Corporate Obligations valued at $210,673,325, 0%- 13.5%, 12/15/11 - 8/3/52)	195,244	195,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Mortgage Loan Obligations valued at $107,350,976, 0%- 11.88%, 9/15/12 - 12/10/49)	99,136	99,000
6/28/10 due 9/27/10 (Collateralized by Mortgage Loan Obligations valued at $213,324,278, 0%- 12%, 1/13/12 - 2/20/47)	197,274	197,000
6/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $108,115,359, 0.42%- 11.25%, 3/15/11 - 6/1/56)	100,142	100,000
7/7/10 due 10/5/10 (Collateralized by Corporate Obligations valued at $210,650,611, 0% - 13.5%, 2/15/11 - 12/10/49)	195,268	195,000
0.68%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $108,002,179, 0%- 8%, 6/15/12 - 11/15/33)	100,002	100,000
Goldman Sachs & Co. at 0.33%, dated 8/26/10 due 9/2/10 (Collateralized by Certificates of Deposit valued at $356,398,711, 0%- 2.05%, 10/6/10 - 3/16/12) (e)(g)	346,022	346,000
ING Financial Markets LLC at:
0.37%, dated 8/23/10 due 9/22/10 (Collateralized by Corporate Obligations valued at $70,358,225, 1%- 11.25%, 8/5/13 - 3/1/34)	67,021	67,000
0.39%, dated 8/9/10 due 9/8/10 (Collateralized by Corporate Obligations valued at $56,718,678, 4.88%- 7.5%, 8/15/11 - 6/1/40)	54,018	54,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
at 0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $106,081,535, 5% - 6.5%, 8/1/35 - 5/1/36)	$ 104,146	$ 104,000
J.P. Morgan Securities, Inc. at:
0.33%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations valued at $857,990,156, 0%- 7%, 7/1/18 - 5/1/40)	833,008	833,000
0.58%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $1,079,202,543, 0%- 7.5%, 3/15/11 - 9/15/41)	1,000,016	1,000,000
0.65%, dated 7/26/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $115,491,954, 0%- 6.97%, 10/15/13 - 9/1/42)	107,122	107,000
0.73%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $394,200,539, 0.32%- 9.36%, 10/11/10 - 7/30/52)	365,007	365,000
0.43%, dated 8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $666,674,635)	600,007	600,000
0.61%, dated 7/29/10 due 10/27/10 (Collateralized by Equity Securities valued at $495,858,017)	446,680	446,000
Morgan Stanley & Co., Inc. at 0.23%, dated 7/30/10 due 10/28/10 (Collateralized by U.S. Treasury Obligations valued at $927,195,461, 1.38% - 3.38%, 1/15/12 - 1/15/28)	900,518	900,000
RBC Capital Markets Co. at:
0.46%, dated 8/25/10 due 9/29/10 (Collateralized by Corporate Obligations valued at $355,885,689, 0.32%- 7.05%, 10/25/32 - 8/26/37)	334,149	334,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $113,734,081, 1.5%- 5.5%, 11/15/11 - 12/15/37)	107,468	107,000
RBS Securities, Inc. at:
0.67%, dated 8/18/10 due 9/17/10 (Collateralized by Corporate Obligations valued at $657,926,335, 0%- 14.4%, 10/25/12 - 11/23/52)	613,342	613,000
0.79%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $414,720,806, 0%- 9.25%, 12/15/15 - 8/25/47) (e)(g)	387,076	384,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $79,809,225, 1.5%- 8.88%, 12/1/11 - 12/15/37)	76,079	76,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $151,240,385, 0.01%- 0.12%, 7/25/18 - 11/14/22)	$ 144,160	$ 144,000
0.45%, dated 8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $82,083,296, 0%- 12.25%, 9/15/11 - 6/15/38)	76,086	76,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $200,612,073, 0%- 0.77%, 7/25/18 - 7/20/51)	191,241	191,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $62,660,799, 0.75%- 10.5%, 2/1/11 - 12/15/38)	58,073	58,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $83,196,322, 1.63%- 13.13%, 7/1/11 - 9/15/36)	77,102	77,000
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $167,492,792, 0.6%- 13%, 9/15/10 - 1/11/40)	155,223	155,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $122,963,978, 0.02%- 0.12%, 10/20/20 - 11/14/22)	117,189	117,000
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $83,296,679, 0.01%- 1.14%, 7/25/18 - 9/15/40)	78,135	78,000
Wells Fargo Securities, LLC at:
0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $1,270,500,943, 0%- 10%, 9/9/10 - 8/17/40)	1,215,012	1,215,000
0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Commercial Paper Obligations valued at $111,160,725, 9/27/10 - 7/15/20)	107,159	107,000
TOTAL REPURCHASE AGREEMENTS		25,048,841
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $124,001,947)		124,001,947
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,690,220)
NET ASSETS - 100%		$ 122,311,727
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,102,500,000 or 5.0% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $1,031,003,000 or 0.8% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $812,225,000 or 0.7% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.88%, 10/1/10	3/26/02	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,586,841,000 due 9/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 1,001,049
Bank of America NA	2,269,585
Barclays Capital, Inc.	263,434
Citibank NA	40,528
Citigroup Global Markets, Inc.	324,226
Credit Agricole Securities (USA) Inc.	324,226
Deutsche Bank Securities, Inc.	520,586
Goldman, Sachs & Co.	81,057
HSBC Securities (USA), Inc.	567,396
J.P. Morgan Securities, Inc.	648,453
Morgan Stanley & Co., Inc.	156,181
RBC Capital Markets Corp.	85,109
RBS Securities, Inc.	162,113
Societe Generale, New York Branch	405,283
UBS Securities LLC	308,015
Wells Fargo Securities LLC	429,600
$ 7,586,841
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $124,001,947,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2010

1.805753.106

FUS-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 8.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 8.1%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
9/16/10 to 10/6/10	0.37 to 0.40% (b)	$ 253,711	$ 253,665
Federal Agencies - 39.4%

Fannie Mae - 0.9%
3/23/11	0.27	27,000	27,222
Federal Home Loan Bank - 34.8%
9/1/10 to 6/1/11	0.17 to 0.60 (c)	1,088,750	1,088,429
Freddie Mac - 3.7%
10/27/10 to 4/18/11	0.27 to 0.32	113,000	114,400
TOTAL FEDERAL AGENCIES			1,230,051
U.S. Treasury Obligations - 3.0%

U.S. Treasury Bills - 3.0%
9/23/10 to 1/27/11	0.20 to 0.41	95,000	94,956
Repurchase Agreements - 49.6%
	Maturity Amount (000s)
In a joint trading account at 0.26% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 1,161,681	1,161,673
With:
BNP Paribas Securities Corp. at 0.25%, dated 7/7/10 due 10/5/10 (Collateralized by U.S. Government Obligations valued at $18,547,210, 0.54% - 6%, 12/15/17 - 6/25/37)	18,011	18,000
Deutsche Bank Securities, Inc. at 0.24%, dated:
7/28/10 due 10/26/10 (Collateralized by U.S. Government Obligations valued at $74,477,374, 4% - 7%, 4/1/19 - 8/1/40)	73,044	73,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $26,522,653, 5.5% - 7%, 7/1/37 - 11/1/38)	26,016	26,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
7/14/10 due 10/12/10 (Collateralized by U.S. Government Obligations valued at $72,124,430, 0.58% - 4%, 9/25/20 - 7/25/37)	$ 70,042	$ 70,000
7/26/10 due 10/25/10 (Collateralized by U.S. Government Obligations valued at $74,477,937, 2.31% - 6.07%, 10/1/18 - 7/1/37)	73,044	73,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $14,423,348, 4%, 10/15/27)	14,008	14,000
0.25%, dated:
7/9/10 due 10/7/10 (Collateralized by U.S. Government Obligations valued at $74,492,489, 2.6% - 5.47%, 2/1/16 - 11/1/40)	73,046	73,000
8/9/10 due 11/8/10 (Collateralized by U.S. Government Obligations valued at $22,663,555, 0.65% - 1.46%, 10/15/20 - 3/15/33)	22,014	22,000
0.28%, dated:
8/17/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $14,422,509, 0.53% - 0.69%, 7/15/36 - 8/15/36)	14,019	14,000
9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $3,064,270, 3.57%, 02/01/40)	3,004	3,000
TOTAL REPURCHASE AGREEMENTS		1,547,673
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $3,126,345)		3,126,345
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,983)
NET ASSETS - 100%		$ 3,123,362
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $253,665,000, or 8.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,161,673,000 due 9/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 153,277
Bank of America NA	347,511
Barclays Capital, Inc.	40,336
Citibank NA	6,206
Citigroup Global Markets, Inc.	49,645
Credit Agricole Securities (USA) Inc.	49,645
Deutsche Bank Securities, Inc.	79,710
Goldman, Sachs & Co.	12,411
HSBC Securities (USA), Inc.	86,878
J.P. Morgan Securities, Inc.	99,289
Morgan Stanley & Co., Inc.	23,914
RBC Capital Markets Corp.	13,032
RBS Securities, Inc.	24,822
Societe Generale, New York Branch	62,056
UBS Securities LLC	47,162
Wells Fargo Securities LLC	65,779
$ 1,161,673
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2010, the cost of investment securities for income tax purposes was $3,126,345,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

See accompanying notes which are an integral part of the financial statements.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010